ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) (CNY)	Dec. 31, 2008 Ronghe Tongshang [Member]	Dec. 31, 2009 Owner Class One [Member]	Dec. 31, 2009 Owner Class Two [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Term loan principle amount	60,000	60,000	60,000